Supplemental Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2018	2017
Changes in non-cash working capital:
Inventory	$(44)	$31
Receivables and other current assets	(144)	(154)
Accounts payable	59	3
Other current liabilities	13	16
Total non-cash working capital	$(116)	$(104)

Supplemental disclosure of cash paid:
Interest	$653	$689
Income taxes	$33	$63
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$181	$166
Change in accrued capital expenditures	$(50)	$13
Issuance of depository receipts	$22	$-